Accounting Standards Issued but Not Yet Effective	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Accounting Standards Issued but Not Yet Effective [Text Block]

3. Accounting Standards Issued but Not Yet Effective

New Standard IFRS 16 “Leases”

This new standard replaces IAS 17 “Leases” and the related interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting is not substantially changed. The standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted for entities that have adopted IFRS 15.

The Company has not early adopted this new standard and is currently assessing the impact that these standards will have on its consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s consolidated financial statements.